NAA WORLD EQUITY INCOME SERIES
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.3%
	Communications - 4.3%
18,718	Comcast Corp., Class A	$690,694
15,936	KDDI Corporation	251,777
64,057	Koninklijke KPN N.V.	271,474
7,976	Omnicom Group, Inc.	661,290
29,186	Orange S.A.	378,290
202,752	SoftBank Corporation	282,898
21,425	Tele2 AB, B Shares	288,966
22,174	TELUS Corporation	318,079
3,113	T-Mobile US, Inc.	830,268
3,061	VeriSign, Inc.(a)	777,096
		4,750,832
	Consumer Discretionary - 8.0%
12,916	Amazon.com, Inc.(a)	2,457,397
9,310	Cie Generale des Etablissements Michelin	327,396
768	Fast Retailing Company Limited	228,679
1,744	Games Workshop Group PLC	316,918
13,207	General Motors Company	621,125
2,022	InterContinental Hotels Group PLC	217,730
4,966	Lennar Corporation, Class A	569,998
10,464	LKQ Corporation	445,139
501	LVMH Moet Hennessy Louis Vuitton SE	310,431
2,402	McDonald’s Corp.	750,313
6,336	McDonald’s Holding NPV	241,261
5,282	Mercedes-Benz Group AG	312,190
9,360	MGM Resorts International(a)	277,430
2,483	Millrose Properties, Inc.(a)	65,824
5,639	Restaurant Brands International, Inc.	375,957
10,829	Sekisui House Ltd	242,431
23,616	Suzuki Motor Corporation	289,955
5,672	TJX Cos., Inc. (The)	690,850
		8,741,024
	Consumer Staples - 9.6%
11,232	Aeon Co. Ltd.	281,762
12,812	Altria Group, Inc.	768,976

NAA WORLD EQUITY INCOME SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	Consumer Staples - 9.6% (Continued)
7,482	British American Tobacco PLC	$306,974
11,523	Coca-Cola Co. (The)	825,277
3,440	Coca-Cola European Partners PLC	299,383
7,505	Colgate-Palmolive Company	703,219
5,377	Essity Aktiebolag AB, Class B - Series B	152,792
4,363	Groupe Danone S.A.	333,890
8,405	Imperial Brands PLC	311,030
10,272	Japan Tobacco, Inc.(a)	282,402
5,228	Kimberly-Clark Corp.	743,525
6,308	Koninklijke Ahold Delhaize N.V.	235,766
4,271	Nestle S.A.	431,706
4,740	PepsiCo, Inc.	710,716
5,705	Philip Morris International, Inc.	905,555
7,709	Procter & Gamble Co. (The)	1,313,767
21,746	The Kraft Heinz Company	661,731
4,746	Unilever PLC	283,207
28,295	Walgreens Boots Alliance, Inc.	316,055
7,740	Walmart, Inc.	679,495
		10,547,228
	Energy - 5.0%
5,628	Chevron Corporation	941,508
1,621	DCC PLC	108,345
5,291	Enphase Energy, Inc. (a)	328,307
14,449	Exxon Mobil Corporation	1,718,419
2,069	First Solar, Inc.(a)	261,584
4,780	Marathon Petroleum Corporation	696,398
5,882	Phillips 66	726,309
5,458	Valero Energy Corp.	720,838
		5,501,708
	Financials - 18.0%
902	Allianz SE	345,396
7,239	Assicurazioni Generali SpA	254,441
8,768	AXA S.A.	374,827
82,727	Banco Santander S.A.	557,634

NAA WORLD EQUITY INCOME SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	Financials - 18.0% (Continued)
21,860	Bank of America Corporation	$912,218
8,629	Bank of New York Mellon Corporation (The)	723,714
6,455	Bank of Nova Scotia (The)	306,093
3,069	Berkshire Hathaway, Inc., Class B(a)	1,634,488
5,240	BNP Paribas	438,199
3,819	Capital One Financial Corporation	684,747
2,580	Chubb Ltd.	779,133
9,915	Citigroup, Inc.	703,866
4,515	Danske Bank A/S	147,799
1,293	Deutsche Boerse AG	381,724
10,939	DNB Bank ASA	287,877
1,626	Everest Re Group Ltd.	590,775
1,985	Exor N.V.	180,364
12,924	Franklin Resources, Inc.	248,787
1,218	Goldman Sachs Group, Inc. (The)	665,381
1,107	Hannover Rueck SE	330,133
28,177	HSBC Holdings PLC	319,459
11,724	ING Groep N.V.	229,816
56,374	Intesa Sanpaolo S.P.A.	290,694
26,976	Japan Post Holdings Co. LT	268,580
3,967	JPMorgan Chase & Co.	973,105
23,232	Mitsubishi UFJ Financial Group, Inc.	316,813
10,752	Mizuho Financial Group, Inc.	295,142
4,140	National Bank of Canada	341,734
4,360	NN Group N.V.	242,750
20,172	Nordea Bank Abp	257,335
6,401	Northern Trust Corporation	631,459
8,953	Poste Italiane S.P.A.	159,813
9,600	Sompo Holdings, Inc.	292,398
21,724	Standard Chartered PLC	322,401
11,040	Sumitomo Mitsui Financial Group, Inc.	283,954
20,245	Svenska Handelsbanken AB, A Shares	228,836
10,610	Swedbank AB, Class A	241,677
433	Swiss Life Holding AG	395,115

NAA WORLD EQUITY INCOME SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	Financials - 18.0% (Continued)
7,296	Tokio Marine Holdings, Inc	$283,899
2,818	Travelers Companies, Inc. (The)	745,248
15,548	Truist Financial Corporation	639,800
6,015	TRYG A.S.	143,104
5,490	UniCredit S.P.A	308,336
9,966	Wells Fargo & Company	715,459
378	Zurich Insurance Group AG	263,904
		19,738,427
	Health Care - 12.1%
2,653	Amgen, Inc.	826,542
1,207	Ascendis Pharma A.S. - ADR(a)	188,123
10,838	Centene Corporation(a)	657,975
2,030	Charles River Laboratories International, Inc.(a)	305,556
14,972	CVS Health Corporation	1,014,353
9,408	Daiichi Sankyo Company Ltd.	224,092
1,869	Elevance Health Incorporated	812,940
7,681	Gilead Sciences, Inc.	860,656
17,864	GlaxoSmithKline PLC	341,417
2,230	HCA Healthcare, Inc.	770,577
2,538	Incyte Corporation(a)	153,676
3,413	IQVIA Holdings, Inc.(a)	601,712
1,194	McKesson Corporation	803,550
7,233	Merck & Company, Inc.	649,234
1,973	Merck KGaA	271,655
3,783	Novartis AG	420,267
2,101	Novo Nordisk A.S.	143,679
961	Regeneron Pharmaceuticals, Inc.(a)	609,495
3,272	Sanofi S.A.	362,483
1,897	Stryker Corp.	706,159
12,480	Terumo Corporation	234,877
3,018	UnitedHealth Group, Inc.	1,580,677
4,230	Zoetis, Inc.	696,470
		13,236,165

NAA WORLD EQUITY INCOME SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	Industrials - 9.2%
5,305	3M Company	$779,091
6,766	ABB Ltd.	349,187
4,432	Ashtead Group PLC	239,647
5,320	Diploma PLC	266,341
762	DSV Panalpina A.S.	147,373
2,610	General Dynamics Corporation	711,434
22,007	Hexagon AB	235,288
2,689	Illinois Tool Works, Inc.	666,899
18,624	Isuzu Motors Ltd.	253,299
1,452	Lockheed Martin Corp., B	648,623
15,360	Mitsubishi Electric Corporation(a)	278,610
17,088	Mitsubishi Heavy Industries Ltd.	287,846
6,334	PACCAR, Inc.	616,742
4,770	Rollins, Inc.	257,723
1,235	Schneider Electric SA	285,252
6,912	Secom Company Ltd.	235,470
1,460	Siemens AG	337,369
2,112	Snap-on, Inc.	711,765
19,629	Southwest Airlines Company	659,142
11,808	Sumitomo Corporation	269,494
3,041	Union Pacific Corporation	718,406
1,993	Waste Connections, Inc.	389,014
5,700	Xylem, Inc.	680,922
		10,024,937
	Materials - 3.1%
5,297	Albemarle Corp.	381,490
111,822	B2Gold Corporation	317,857
2,886	Ecolab, Inc.	731,659
3,358	Lafarge Holcim - Reclaim	361,443
1,213	Martin Marietta Materials, Inc.	579,971
13,440	Nippon Steel & Sumitomo Metal Corp.(a)	287,696
1,797	Packaging Corporation of America	355,842
1,494	Sika AG	363,993
		3,379,951

NAA WORLD EQUITY INCOME SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	Real Estate - 2.7%
1,398	Aena SME, S.A.	$328,159
3,120	AvalonBay Communities, Inc. REIT	669,614
1,333	Essex Property Trust, Inc. REIT	408,658
1,579	FirstService Corporation	261,861
32,439	Segro PLC REIT	290,157
178,965	Tritax Big Box REIT PLC REIT	324,787
22,783	VICI Properties, Inc. REIT	743,181
		3,026,417
	Technology - 21.8%
5,646	Advanced Micro Devices, Inc.(a)	580,070
6,121	Akamai Technologies, Inc.(a)	492,741
3,252	Analog Devices, Inc.	655,831
26,777	Apple, Inc.	5,947,975
4,070	Applied Materials, Inc.	590,638
2,822	CGI, Inc.(a)	281,757
12,059	Cisco Systems, Inc.	744,161
9,277	CoStar Group, Inc.(a)	735,017
2,887	Descartes Systems Group(a)	290,674
821	FactSet Research Systems, Inc.	373,259
9,452	Gen Digital, Inc.	250,856
33,802	Intel Corp.	767,644
9,292	Lam Research Corporation	675,528
11,652	Microchip Technology, Inc.	564,073
7,806	Micron Technology, Inc.	678,263
11,710	Microsoft Corp.	4,395,817
3,221	NXP Semiconductors N.V.	612,183
7,584	OBIC Company Ltd.	218,719
10,442	ON Semiconductor Corporation(a)	424,885
12,175	Open Text Corpation	307,324
9,312	Otsuka Corp.	201,664
4,745	Paychex, Inc.	732,058
7,630	PayPal Holdings, Inc.(a)	497,858
4,473	QUALCOMM, Inc.	687,098
1,269	SAP SE	340,217

NAA WORLD EQUITY INCOME SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	Technology - 21.8% (Continued)
10,368	SCSK Corporation	$256,435
6,127	Skyworks Solutions, Inc.	395,988
12,192	Sony Corporation	308,564
13,632	Sumito Electric Ind(a)	227,569
20,160	TDK Corporation	211,306
20,868	TeamViewer S.E.(a)	269,796
		23,715,968
	Utilities - 4.5%
7,389	American Electric Power Company, Inc.	807,396
6,444	Duke Energy Corporation	785,975
17,729	Exelon Corporation	816,953
16,545	FirstEnergy Corporation	668,749
5,854	Fortis Inc.	266,690
13,709	PPL Corporation	495,032
9,827	Severn Trent PLC	321,745
8,473	Southern Company (The)	779,092
		4,941,632

	TOTAL COMMON STOCKS (Cost $106,039,201)	107,604,289

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 1.4%
	Equity – 1.4%
6,608	iShares MSCI EAFE ETF	540,073
483	SPDR® S&P 500® ETF Trust	270,185
1,395	Vanguard S&P 500 ETF	716,904
		1,527,162

NAA WORLD EQUITY INCOME SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 1.4% (Continued)

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,557,487)	$1,527,162

	TOTAL INVESTMENTS - 99.7% (Cost $107,596,688)	$109,131,451
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	382,786
	NET ASSETS - 100.0%	$109,514,237

(a)	Non-income producing security.

ADR	- American Depositary Receipt

AG	- Aktiengesellschaft

ETF	- Exchange-Traded Fund

Ltd.	- Limited Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

S.P.A.	- Società per Azioni